Summary of Significant Accounting Policies - Additional Information (Details) - One Srl	Jun. 30, 2022	Jun. 30, 2019
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Equity investment ownership percentage	10.00%	10.00%
Call Option
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Equity investment ownership percentage	10.00%